Prepaid Expenses and Other Receivables and Other assets - Summary of Prepaid Expenses and Receivables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Interest-bearing at a fixed interest rate	3.20%	3.60%
Loan receivable from third party	$ 1,200		¥ 8,759
Maturity period on interest bearing at a fixed interest rate	11.00%
Line of Credit Facility, Expiration Period	2026 years